Term deposits and cash and cash equivalents	6 Months Ended
Jun. 30, 2026
Deposits From Banks [Abstract]
Term deposits and cash and cash equivalents
17.	Term deposits and cash and cash equivalents

(a)	Term deposits
As at December 31, 2025 and June 30, 2026, the Group’s term deposits were denominated in RMB and US$.
As at December 31, 2025 and June 30, 2026, the carrying amounts of the term deposits with initial terms of over three months approximated to their fair value.

(b)	Restricted cash
As at June 30, 2026, restricted cash held at banks of RMB8 million (December 31, 2025: RMB15 million) were mainly denominated in RMB, representing restricted deposits used as security against certain lawsuits.

(c)	Cash and cash equivalents

	As at
	December 31,	June 30,
	2025	2026
	RMB’million	RMB’million
Cash at bank	8,169	18,168
Term deposits with initial terms within three months	301	5,530

	8,470	23,698